STOCK HOLDERS' EQUITY (Tables)	3 Months Ended
Aug. 31, 2017
Equity [Abstract]
Schedule of Warrant Activity
Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at May 31, 2017	—	$—		$—

Granted	60,000,000	0.25	5.00	—
Expired	—	—	—	—
Exercised	—	—	—	—
Canceled	—	—	—	—

Outstanding at August 31, 2017	60,000,000	$0.25	4.82	—